Schedule of Outstanding Term Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable	$ 7,899	$ 5,677
Unamortized discounts	(1,029)
Loans payable	6,870	5,677
2019 Term Loan [Member]
Short-Term Debt [Line Items]
Notes payable	5,677	5,677
2022 Term Loan [Member]
Short-Term Debt [Line Items]
Notes payable	$ 2,222